Dividends Paid (Details)	Dec. 06, 2022 $ / shares	Dec. 06, 2022 $ / shares	Aug. 26, 2022 $ / shares	Aug. 26, 2022 $ / shares	May 23, 2022 $ / shares	May 23, 2022 $ / shares	Mar. 04, 2022 $ / shares	Mar. 04, 2022 $ / shares
Dividends Paid
Dividend per common share paid | (per share)	$ 0.21	$ 0.16	$ 0.33	$ 0.26	$ 0.34	$ 0.27	$ 0.25	$ 0.18